Supplement dated October 22, 2015
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Active Portfolios Multi-Manager Small Cap Equity Fund (the Fund)	1/1/2015
On October 20, 2015, the Fund's Board of Trustees approved the addition of BMO Asset Management Corp. (BMO) to manage a portion of the Fund's assets, effective on or about October 26, 2015 (the Effective Date). Accordingly, the following changes are hereby made to the Fund's prospectus and summary prospectus.
On the Effective Date, the fourth paragraph under the caption “Principal Investment Strategies” in the “Summary of the Fund” section of the prospectus and summary prospectus is hereby superseded and replaced with the following:
The Fund’s Subadvisers are BMO Asset Management Corp. (BMO), Conestoga Capital Advisors, LLC (Conestoga), Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM) and EAM Investors, LLC (EAM). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. In addition, Real Estate Management Services Group, LLC (REMS) provides advisory services with respect to REITs in DGHM’s sleeve. Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve (except for REMS, for which DGHM determines the proportion of its sleeve assets to be managed by REMS), and may change these allocations at any time.
The rest of the section remains the same.
On the Effective Date, the information under the caption “Principal Risks” in the “Summary of the Fund” section of the prospectus and summary prospectus is hereby modified by adding the following:
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
The rest of the section remains the same.
On the Effective Date, the following information is added under the caption “Fund Management” in the “Summary of the Fund” section of the prospectus and summary prospectus for the Fund:
Subadviser: BMO Asset Management Corp.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David Corris, CFA	Portfolio Manager	Co-manager	October 2015
Thomas Lettenberger, CFA	Portfolio Manager	Co-manager	October 2015
The rest of the section remains the same.
On the Effective Date, the fifth paragraph under the caption “Principal Investment Strategies” in the “More Information About the Fund” section of the prospectus is hereby superseded and replaced with the following:
The Fund’s Subadvisers are BMO Asset Management Corp. (BMO), Conestoga Capital Advisors, LLC (Conestoga), Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM) and EAM Investors, LLC (EAM). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. In addition, Real Estate Management Services Group, LLC (REMS) provides advisory services with respect to REITs in DGHM’s sleeve. Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve (except for REMS, for which DGHM determines the proportion of its sleeve assets to be managed by REMS), and may change these allocations at any time.
On the Effective Date, the following information is added as the seventh paragraph under the caption “Principal Investment Strategies” in the “More Information About the Fund” section of the prospectus:
BMO – Disciplined Small Cap Value Strategy Sleeve
BMO seeks to integrate fundamental and quantitative investing. BMO focuses on company fundamentals by using a quantitative process to identify companies that, in BMO’s opinion, exhibit good value based on a comparison of price to a fundamentals-based intrinsic value, the quality and sustainability of a company’s underlying fundamentals such as growth, profitability, earnings quality, capital usage efficiency and operating trends, and improving investor interest. BMO’s quantitative process uses a multi-factor risk/return investment model based on internal research and academic studies to select investments for its sleeve. The model ranks each stock in order of attractiveness. BMO periodically modifies the investment model based upon its fundamental analysis of the output of the model and the designated risk parameters. BMO selects securities generated by the model based on a goal of optimizing its portfolio by constructing a well-diversified portfolio intended to maximize expected risk-adjusted returns.
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BMO’s integrated process is grounded in two core beliefs:
■	Companies that are undervalued relative to their fundamentals and exhibit improving investor interest outperform the market over the long run
■	A systematic approach to stock evaluation and portfolio construction maximizes risk-adjusted returns over full market cycles
BMO may sell a security when its expected return deteriorates; when its exclusion improves the overall risk/return profile of the portfolio; or for other reasons.
On the Effective Date, the information under the caption “Principal Risks” in the “More Information About the Fund” section of the prospectus is hereby modified by adding the following:
Quantitative Model Risk. The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Fund portfolio manager’s quantitative analyses or models, or in the data on which they are based, could adversely affect the portfolio manager’s effective use of such analyses or models, which in turn could adversely affect the Fund’s performance. It is not possible or practicable for a manager to factor all relevant, available data into quantitative model forecasts and/or trading decisions. Quantitative managers will use their discretion to determine what data to gather with respect to an investment strategy and what data the models will take into account to produce forecasts that may have an impact on ultimate trading decisions. Shareholders should be aware that there is no guarantee that a quantitative manager will use any specific data or type of data in making trading decisions on behalf of the Fund, nor is there any guarantee that the data actually utilized in generating forecasts or making trading decisions on behalf of the Fund will be the most accurate data available or free from errors. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
On the Effective Date, the following information is added under the caption “Subadvisers” in the “More Information About the Fund - Primary Service Providers” section of the prospectus:
BMO, which has served as Subadviser to the Fund since October 2015, is located at 115 South LaSalle Street, 11th Floor, Chicago, Illinois 60603. BMO, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information under a Subadvisory Agreement with Columbia Management. BMO is a registered investment adviser and was established in 1989, with headquarters in Chicago, Illinois. BMO is a wholly-owned subsidiary of BMO Financial Corp., which is in turn a wholly-owned subsidiary of Bank of Montreal, a publicly-held Canadian diversified financial services company.
The rest of the section remains the same.
On the Effective Date, the following information is added under the caption “Portfolio Managers” in the “More Information About the Fund - Primary Service Providers” section of the prospectus:
Subadviser: BMO Asset Management Corp.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David Corris, CFA	Portfolio Manager	Co-manager	October 2015
Thomas Lettenberger, CFA	Portfolio Manager	Co-manager	October 2015
Mr. Corris joined BMO in 2008. Mr. Corris began his investment career in 1999 and earned a B.S. from the University of Wisconsin and an M.B.A. from Harvard University.
Mr. Lettenberger joined BMO in 2005. Mr. Lettenberger began his investment career in 1994 and earned a B.B.A. and a M.A. from the University of Michigan.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SUP102_08_001_(10/15)

Supplement dated October 22, 2015
to the Statement of Additional Information (SAI) of the following fund:
Fund	SAI Dated
Columbia Funds Series Trust I
Active Portfolios Multi-Manager Small Cap Equity Fund	10/1/2015
On October 20, 2015, the Fund's Board of Trustees approved the addition of BMO Asset Management Corp. (BMO) to manage a portion of the Fund’s assets, effective on or about October 26, 2015 (the Effective Date). Accordingly, the following changes are hereby made to the Fund’s SAI:
On the Effective Date, the following is added to the Glossary in the SAI Primer section:
BMO	BMO Asset Management Corp.
The rest of the section remains the same.
On the Effective Date, the Subadvisers and Subadvisory Agreement Fee Schedules table for Funds with fiscal period ending August 31 under the caption Investment Management and Other Services - The Investment Manager and Subadvisers – Subadvisory Agreements is hereby amended by adding the following row for the Fund:
Fund	Subadviser	Parent Company/Other Information	Fee Schedule
AP – Small Cap Equity Fund	BMO (effective October 26, 2015)	K	0.30% on the first $200 million declining to 0.20% as assets increase up to $500 million, thereafter 0.25%
K – BMO, which is located at 115 South LaSalle Street, 11th Floor, Chicago, Illinois 60603, is a wholly-owned subsidiary of BMO Financial Corp., which is in turn a wholly-owned subsidiary of the Bank of Montréal, a publicly held Canadian diversified financial services company.
On the Effective Date, the table under the caption Portfolio Managers - For Funds with fiscal year ending August 31 is hereby amended to add the following rows for the Fund:
		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending August 31
AP – Small Cap Equity Fund	BMO: David Corris(k)	5 RICs 6 PIVs 122 other accounts	$617.6 million $4.97 billion $4.06 billion	None	None	(A)	(B)
	Thomas Lettenberger(k)	1 RIC 20 other accounts	$4.1 million $126.5 million	None	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(k)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of August 31, 2015.
The rest of the section remains the same.
On the Effective Date, the following is added under the caption Potential Conflicts of Interest:
(A)	BMO: A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or subadvisory basis, separate accounts, and collective trust accounts. An investment opportunity may be suitable for a Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by a Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Fund, they may track the same benchmarks or indexes as the Fund tracks, and they
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may sell securities that are eligible to be held, sold or purchased by the Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager also may manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including a Fund.
To address and manage these potential conflicts of interest, BMO has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of its clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, cross trading policies, portfolio manager assignment practices, and oversight by investment management, and/or compliance departments.
The rest of the section remains the same.
On the Effective Date, the following is added under the caption Structure of Compensation:
(B)	BMO: Compensation for BMO’s portfolio managers consists of base salary, which is monitored to ensure competitiveness in the external marketplace. In addition to base salary, portfolio managers have a portion of their compensation tied to the investment performance of client accounts. The formula for each professional varies according to their level of portfolio responsibility and seniority. Investment professionals also may receive bonuses of restricted share units or other units linked to the performance of the Bank of Montreal, the indirect owner of BMO Asset Management Corp.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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